Investment in associate - Statements of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Revenue	$ 3,283,514	$ 4,482,702
Operating income	189,450	829,624
Income tax expense	(4,474)	(153,491)
Net income	116,366	657,984
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Net income	52,218	72,001
Dividends received from associate	$ 56,159	$ 63,102
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Revenue	$ 359,425	$ 512,214
Cost of sales and depreciation and amortization	(217,333)	(322,325)
Operating income	142,092	189,889
Finance costs, finance income and other expenses	(11,381)	(10,841)
Income tax expense	(47,957)	(64,942)
Net income	$ 82,754	$ 114,106